TAXATION	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
TAXATION

8. TAXATION

	Year ended March 31,
	2026 $	2025 $	2024 $
Group
Current year tax charge	7,987	51	55,280
Adjustments in respect of prior periods	-	(3,263,830)	(32,864)

Deferred tax
Origination and reversal of timing differences	-	-	-

Total tax charge/(credit) for the period	7,987	(3,263,779)	22,416

The tax charge/(credit) for the year is different from the small company rate of corporation tax in the United Kingdom of 19%. The difference can be reconciled as follows:

Loss before taxation	(8,841,670)	(7,970,071)	(16,803,045)
Loss charged at standard rate of corporation tax 19%	(1,679,917)	(1,514,313)	(3,192,578)
Tax losses arising in the year not recognized	1,398,364	1,401,608	3,032,344
Expenses not deductible for taxation	307,042	123,112	220,187
Tax increase from effect of capital allowances and depreciation	347	484	748
Difference in tax rates	(6,210)	(5,015)	-
Research and Development tax credits claimed in respect of previous periods	-	(3,263,830)	(32,864)
Consolidation adjustment in relation to foreign exchange movements	(11,639)	(5,825)	(5,421)
Total tax charge/(credit) for the period	7,987	(3,263,779)	22,416

No deferred tax asset has been recognized in respect of trading losses carried forward because of uncertainty as to when these losses will be recoverable.

The Group has tax losses of $45,018,522 (2025: $35,852,225, 2024: $38,992,275) to carry forward for use against future profits.